Supplement Dated February 14, 2023
to the Initial Summary Prospectus and the Prospectus dated July 7, 2022, for
Protective Aspirations Variable Annuity contracts
Issued by
Protective Life Insurance Company
Protective Variable Annuity Separate Account

This Supplement amends certain information in your variable annuity contract prospectus. Please read this Supplement carefully and keep it with your prospectus for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-456-6330.

In the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT" section of the Initial Summary Prospectus and Prospectus, the chart in Footnote (2) is removed and replaced by the following:

Investment Category	Minimum Allocation	Maximum Allocation
1	10%	100%
2	0%	60%
3	0%	40%
4	Not Permitted	Not Permitted

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 1-800-456-6330. Please keep this Supplement for future reference.